Note 7 - Advances to Registered Representatives - 10Q (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Investments in and Advances to Affiliates [Table Text Block]
Advances to Registered Representative
Balance, December 31, 2012	$833,000
Advances	60,000
Amortization or repayment of advances	(147,000)
Balance, March 31, 2013	$746,000

Advances to Registered Representative
Balance, September 30, 2010	$1,441,000
Advances	78,000
Amortization or repayment of advances	(567,000)
Balance, September 30, 2011	$952,000
Advances	203,000
Amortization or repayment of advances	(265,000)
Balance, September 30, 2012	$890,000